VISTA POINT SECURITIZATION TRUST 2021-1 ABS-15G

Exhibit 99.1 Schedule 2

Client Name:	HomeXpress Mortgage Corp.
Client Project Name:	VSTA 2021-1
Start - End Dates:	1/2021 - 2/2021

Loan Level Tape Compare Upload

Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
2000003528	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
2000003543	XXXXXX	Original Appraised Value	XXXXXX	XXXXXX
2000003631	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
2000003707	XXXXXX	Representative Credit Score for Grading	759	756
2000003783	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
2000003835	XXXXXX	Representative Credit Score for Grading	709	697
2000003873	XXXXXX	Original Appraised Value	XXXXXX	XXXXXX

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